Non-current financial debt (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 25,660	$ 23,583
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,190	359
Later than one year and not later than two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,006	3,173
Later than two years and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,111	1,997
Later than three years and not later than four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,585	2,194
Later than four years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,278	2,485
Later than five years and not later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		1,480
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 13,490
Later than six years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 11,895